Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of provisions for income tax expenses

The provisions for income tax expenses are summarized as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax expenses	8,927	26,464	22,550	3,620
Deferred tax expenses/(benefit)	1,572	(11,318)	(5,573)	(895)
Income tax expenses	10,499	15,146	16,977	2,725

Components of income before tax and income tax expenses for PRC and non-PRC operations

The components of income before tax and income tax expenses for PRC and non-PRC operations are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income arising from PRC operations	102,658	155,625	103,168	16,560
(Loss)/profit arising from non-PRC operations	(18,076)	(38,004)	21,168	3,397
Income before taxes	84,582	117,621	124,336	19,957
Income tax expenses relating to PRC operations	10,499	15,122	16,961	2,722
Income tax expense relating to non-PRC operations	—	24	16	3
Income tax expenses	10,499	15,146	16,977	2,725
Effective tax rate for PRC operations	10.2%	9.7%	16.4%	16.4%

Reconciliation of differences between statutory tax rate and effective tax rate

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for PRC operations for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.2)	(2.4)	(5.8)
Change in valuation allowance	(0.5)	(0.7)	1.0
Effect of preferential tax benefits	(14.1)	(13.5)	(6.1)
Uncertain tax positions	1.9	1.3	2.4
Others	0.1	—	(0.1)
Effective income tax rate	10.2	9.7	16.4

Combined effects of income tax expense exemption and reduction

The combined effects of the income tax expense exemption and reduction available to the Group are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Preferential tax rate effect	14,430	20,950	6,281	1,008
Basic net (loss)/income per share effect	0.04	0.04	0.01	0.01

Tax effects of temporary differences, give rise to deferred tax assets

The tax effects of temporary differences that give rise to the deferred tax assets balances at December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	3,323	5,312	853
Accrued payroll and expense	8,608	12,192	1,957
Total current deferred tax assets	11,931	17,504	2,810
Deferred tax assets - non-current:
Net operating loss carry forwards	750	1,743	280
Less: valuation allowance	(750)	(1,743)	(280)
Total non-current deferred tax assets, net	—	—	—

Movement of valuation allowance

The following table sets forth the movement of the valuation allowance for deferred assets:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	2,330	1,856	750	120
Current period addition	863	—	993	160
Current period reversal	(1,337)	(1,106)	—	—
Balance at the end of the period	1,856	750	1,743	280

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,573	3,483	5,504	883
Increase related to current year tax positions	1,910	2,021	2,492	400
Balance at the end of the period	3,483	5,504	7,996	1,283